Financial liabilities designated at fair value - Summary of financial liabilities at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,682,252	$ 2,711,852
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	138,727	141,426
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	23,773	21,043
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,931	5,103
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	205,564	197,747
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	99,706	103,803
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	9,317	11,477
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	138,096	143,843
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	41,582	43,638
HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	97,588	100,428
HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	33,268	35,189
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	31,862	32,888
HSBC Holdings | Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 8,314	$ 8,449